BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 77,067	$ 77,067	$ 18,046
Patents, accumulated amortization	$ 229,693	$ 203,768	$ 180,137
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	75,000,000	75,000,000	75,000,000
Common stock, issued	40,932,445	40,731,529	40,558,429
Common stock, outstanding	38,195,214	37,994,298	37,821,198
Treasury stock	2,737,231	2,737,231	2,737,231